Deferred Consideration	9 Months Ended
Mar. 31, 2025
Deferred Consideration
Deferred Consideration

Note 11. Deferred Consideration

	March 31, 2025 ($)	June 30, 2024 ($)
Current deferred consideration	1,382,336	-

Non-current deferred consideration	1,618,050	-

Current and non-current deferred consideration relates to the deferred consideration for the BJJ Link acquisition, refer Note 14 for further details.